Goodwill and Internal Use Software and Other Intangible Assets, Net - Schedule of Changes in Goodwill (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Goodwill [Roll Forward]
Balance at beginning of period	$ 32,390	$ 17,388
Goodwill acquired	0	14,041
Effect of foreign currency exchange rate changes	1,013	(75)
Balance at end of period	$ 33,403	$ 31,354